Loans (Officer and Director Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Balance, beginning of year	$ 15,585	$ 16,304
New loans	537	411
Loan repayments	(1,517)	(1,130)
Balance, end of year	$ 14,605	$ 15,585